Trade and other receivables - Currency profile (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2024
Trade and other receivables
Total	$ 11,198	$ 219	$ 162
US$
Trade and other receivables
Total	3,174	33	14
HK$
Trade and other receivables
Total	4,095	42
RMB
Trade and other receivables
Total	3,444
SGD
Trade and other receivables
Total	261	$ 144	$ 148
GBP
Trade and other receivables
Total	160
Others
Trade and other receivables
Total	$ 64